Document And Entity Information	9 Months Ended
Sep. 30, 2025
Document Information Line Items
Entity Central Index Key	0001464790
Document Type	S-1
Entity Registrant Name	BRC Group Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	27-0223495
Entity Filer Category	Accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Amendment Flag	false